Cover	Jun. 17, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2020
Entity File Number	001-36080
Entity Registrant Name	IVERIC bio, Inc.
Entity Central Index Key	0001410939
Entity Tax Identification Number	20-8185347
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Penn Plaza
Entity Address, Address Line Two	35th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10119
City Area Code	212
Local Phone Number	845-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	ISEE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false